GOODWILL AND INTANGIBLE ASSETS - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated impairments	$ 0	$ 0
Amortization of intangible assets	$ 19,100,000	$ 14,200,000